Loans and borrowings - Narrative (Details) - EUR (€) € in Thousands		6 Months Ended
	Jun. 05, 2024	Sep. 30, 2024	Mar. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 561,582	€ 588,867
Senior Security Term Loan
Disclosure of detailed information about borrowings [line items]
Term	7 years
Interest rate margin reduction	1.00%
Borrowing costs recognised as expense		1,600
Senior Security Term Loan | Gain on Terms Modification
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 27,202	€ 0